Subsequent events	9 Months Ended
Sep. 30, 2011
Subsequent events [Abstract]
Subsequent events
11.	Subsequent events

Superfund Capital Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were filed and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements with the exception of the following:

On October 31, 2011, MF Global reported to the SEC and CFTC possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a SIPC-led liquidation proceeding would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. As of October 31, 2011, approximately $416,000 of Series A assets were still on deposit in accounts at MF Global. These assets represent approximately 2.1% of Series A’s net asset value of approximately $19.64 million. As of October 31, 2011 approximately $451,000 of Series B’s assets were still on deposit in accounts at MF Global. These assets represent approximately 3.8% of Series B’s net asset value of approximately $11.75 million. Of the approximately $416,000 of Series A Assets and $451,000 of Series B assets held at MF Global as of October 31, 2011, approximately $400 and $9,600, respectively were held in customer segregated accounts. The remaining Fund assets held at MF Global (approximately $416,000 for Series A and $441,000 for Series B) were held in customer secured amount accounts at the firm. There have been no reports of any deficiencies in the customer secured amount accounts. Superfund Capital Management, Inc. does not believe that the MF Global liquidation will have a material impact on the ongoing trading operations of the Fund or either Series However, because MF Global is still in the liquidation process as of today, the MF Global liquidation proceedings may have an impact on the ability of Superfund Gold, L.P. to: satisfy redemption requests in the normal 20-day time period; adequately value redemption requests in the ordinary timeframe; accept new subscriptions and properly value the net asset value for new subscribers; and provide for accurate valuation in the Superfund Gold, L.P.’s account statements provided to participants. There can be no assurances that Superfund Gold, L.P. will have immediate access to any or all of its assets in accounts held at MF Global and as to the amount or value of those assets in the context of the bankruptcy.